UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income	$ 20,930	$ 63,290
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	45,661	37,746
Amortization of intangible assets and liabilities arising from charter agreements, net	(7,349)	(8,984)
Amortization of deferred charges and fair value adjustments	1,739	1,876
Drydocking expenditure	(20,761)	(8,132)
Compensation cost related to share-based payments	1,111	1,111
Change in fair value of derivative instruments	8,821	(9,119)
Change in assets and liabilities:
Trade accounts receivable and other receivables	(1,079)	7,578
Inventories	(25)	2,780
Other current and other non-current assets	(1,513)	(2,743)
Amounts due from/(to) related parties	232	(542)
Trade accounts payable	(3,737)	(524)
Accrued expenses	6,689	(6,674)
Other current and non-current liabilities	(8,232)	3,706
Net cash provided by operating activities	42,487	81,369
Investing activities
Additions to vessels and equipment	(29,251)	(2,744)
Additions to newbuildings	(139,779)	(22,501)
Additions to intangible assets	0	(132)
Net cash used in investing activities	(169,030)	(25,377)
Financing activities
Proceeds from short-term and long-term debt	135,892	0
Repayments of short-term and long-term debt	(56,525)	(57,963)
Financing arrangement fees and other costs	(4,523)	(4,830)
Cash dividends paid	0	(44,036)
Purchase of treasury shares	(4,313)	0
Net cash provided by / (used in) financing activities	70,531	(106,829)
Net decrease in cash, cash equivalents and restricted cash	(56,012)	(50,837)
Cash, cash equivalents and restricted cash at beginning of period	165,720	137,338
Cash, cash equivalents and restricted cash at end of period	$ 109,708	$ 86,501